TAXES ON INCOME - Narrative (Details) ₪ in Thousands, $ in Thousands					9 Months Ended		12 Months Ended			26 Months Ended
	Dec. 06, 2023 USD ($)	Dec. 06, 2023 ILS (₪)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 ILS (₪)	Dec. 07, 2023 USD ($)	Dec. 07, 2023 ILS (₪)	Dec. 31, 2023 USD ($) installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Feb. 20, 2023 USD ($)	Feb. 20, 2023 ILS (₪)
Income Tax Examination [Line Items]
Tax rate							23.00%	23.00%	23.00%
Federal and state income taxes rate							25.10%
Tax loss carry-forwards							$ 316,962
Tax loss carry-forwards that have no expiration date							238,065
Accrued interest related to income tax uncertainties							$ 38,347	$ 22,285
Israel Tax Authority
Income Tax Examination [Line Items]
Final assessment amount	$ 13,177	₪ 47,320	$ 14,769	₪ 53,033	$ 111,360	₪ 399,891				$ 43,127	₪ 154,869
The election | 2017 and thereafter
Income Tax Examination [Line Items]
Tax rate							12.00%
Income not eligible for Preferred Enterprise benefits
Income Tax Examination [Line Items]
Tax rate							23.00%	23.00%	23.00%
Encouragement of Industry
Income Tax Examination [Line Items]
Number of annual installments for deduction of public offering expenses | installment							3
Amortization period of purchased know-how and patents							8 years
Non-Israeli Subsidiaries
Income Tax Examination [Line Items]
Undistributed earnings							$ 1,767,539
Unrecognized deferred tax liability							$ 227,648